CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Operating expenses:
General and administrative	$ 6,695	$ 33	$ 11,486	$ 37	$ 45	$ 3,598
Research and development—license acquired						5,000
Research and development	10,698		15,532			2,116
Total operating expenses	17,393	33	27,018	37	45	10,714
Loss from operations	(17,393)	(33)	(27,018)	(37)	(45)	(10,714)
Other income (expense)
Change in fair value of warrant liabilities	15,359		18,708			(5,136)
Financing costs—derivative warrant liabilities						(762)
Interest expense						(8)
Total other income (expense)	15,359		18,708			(5,906)
Net loss	$ (2,034)	$ (33)	$ (8,310)	$ (37)	$ (45)	$ (16,620)
Net loss per common share, basic and diluted	$ (0.12)	$ (0.01)	$ (0.55)	$ (0.01)	$ (0.01)	$ (3.16)
Weighted average common shares outstanding, basic and diluted	16,350	5,009	15,050	4,988	4,464	5,252